Financial Instruments Measured at Fair Value and Concentrations of Credit Risk (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
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Summary of Fair Value Measurements and Financial Statement Presentation
The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of September 30, 2022, were as follows:

	September 30, 2022				September 30, 2022
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Common stock warrants	$—	$—	$—	$—	$—	$—	$402	$402

Total	$—	$—	$—	$—	$—	$—	$402	$402

The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of December 31, 2020, were as follows:

	December 31, 2020				December 31, 2020
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Short-term investments	$11,698	$—	$—	$11,698	$—	$—	$—	$—
Commodity derivative contracts	467	—	—	467	—	—	—	—

Total	$12,165	$—	$—	$12,165	$—	$—	$—	$—

Summary of Fair Value of the Common Warrants

As of September 30, 2022

Estimated fair value of Common Warrants	$0.05
Assumptions:
Risk-free interest rate	4.1%
Expected volatility	85.0%
Expected term to liquidation (in years)	4.9